Derivatives - fair value of the hedging derivative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of the hedging derivative
Derivative financial assets	£ 106,139	£ 166,523
Derivative financial liabilities	100,835	160,705
Derivatives held for hedging before IFRS netting
Fair value of the hedging derivative
Notional amount	206,500	205,300
Changes in fair value used for hedge ineffectiveness		(702)
Derivatives [Member] | Derivatives held for hedging before IFRS netting
Fair value of the hedging derivative
Derivative financial liabilities	3,316	5,179
Derivatives [Member] | IFRS netting/Clearing house settlements
Fair value of the hedging derivative
Derivative financial liabilities	(3,196)	(5,049)
Derivatives [Member] | Derivatives after IFRS netting
Fair value of the hedging derivative
Derivative financial liabilities	120	130
Fair value hedging
Fair value of the hedging derivative
Changes in fair value used for hedge ineffectiveness	(846)	877	£ 610
Fair value hedging | Interest rate contracts
Fair value of the hedging derivative
Notional amount	65,600	65,500
Changes in fair value used for hedge ineffectiveness	897	(875)
Fair value hedging | Derivatives [Member] | Interest rate contracts
Fair value of the hedging derivative
Derivative financial liabilities	2,057	3,844
Cash flow hedging | Interest rate contracts
Fair value of the hedging derivative
Notional amount	133,100	128,800
Changes in fair value used for hedge ineffectiveness	(931)	217
Cash flow hedging | Exchange rate contracts
Fair value of the hedging derivative
Notional amount	7,300	10,800
Changes in fair value used for hedge ineffectiveness	27	(55)
Cash flow hedging | Derivatives [Member] | Interest rate contracts
Fair value of the hedging derivative
Derivative financial liabilities	1,149	1,210
Cash flow hedging | Derivatives [Member] | Exchange rate contracts
Fair value of the hedging derivative
Derivative financial liabilities	109	116
Net investment hedging | Exchange rate contracts
Fair value of the hedging derivative
Notional amount	500	200
Changes in fair value used for hedge ineffectiveness	7	11
Net investment hedging | Derivatives [Member] | Exchange rate contracts
Fair value of the hedging derivative
Derivative financial liabilities	1	9
Derivatives [Member] | Derivatives held for hedging before IFRS netting
Fair value of the hedging derivative
Derivative financial assets	2,169	3,950
Derivatives [Member] | IFRS netting/Clearing house settlements
Fair value of the hedging derivative
Derivative financial assets	(2,125)	(3,857)
Derivatives [Member] | Derivatives after IFRS netting
Fair value of the hedging derivative
Derivative financial assets	44	93
Derivatives [Member] | Fair value hedging | Interest rate contracts
Fair value of the hedging derivative
Derivative financial assets	1,176	1,878
Derivatives [Member] | Cash flow hedging | Interest rate contracts
Fair value of the hedging derivative
Derivative financial assets	952	2,035
Derivatives [Member] | Cash flow hedging | Exchange rate contracts
Fair value of the hedging derivative
Derivative financial assets	30	37
Derivatives [Member] | Net investment hedging | Exchange rate contracts
Fair value of the hedging derivative
Derivative financial assets	11
Exchange rate contracts
Fair value of the hedging derivative
Notional amount	3,167,000	3,328,000
Derivative financial assets	38,517	52,239
Derivative financial liabilities	39,286	55,107
Interest rate risk
Fair value of the hedging derivative
Notional amount	8,919,000	10,703,000
Derivative financial assets	67,458	114,115
Derivative financial liabilities	61,206	105,214
Credit derivatives
Fair value of the hedging derivative
Notional amount	14,000	15,000
Derivative financial assets	154	161
Derivative financial liabilities	343	376
Equity and commodity contracts
Fair value of the hedging derivative
Notional amount		1,000
Derivative financial assets	£ 10	8
Derivative financial liabilities		£ 8